Collateralized transactions - Schedule of securities received as collateral (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2026	Mar. 31, 2025
Collateralized Transactions
The fair value of collateral received	¥ 69,667	¥ 64,853
The portion of the above received that has been sold (as reported as short sales within Trading liabilities in the consolidated balance sheets) or repledged	¥ 56,304	¥ 48,717